Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com
J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
(215) 564-8521

February 14, 2025

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Franklin Crypto Trust
Pre-Effective Amendment No. 3 to Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Franklin Crypto Trust (the “Trust”), and its series, Franklin Crypto Index ETF (the “Fund”), submitted herewith for filing via the EDGAR system is Pre-Effective Amendment No. 3 to the Trust’s amendment to the Registration Statement on Form S-1 (the “Amendment”) pursuant to Rule 415 under the Securities Act of 1933. The Amendment is being filed on behalf of the Fund for the purposes of: (i) responding to comments conveyed by the Staff of the Securities and Exchange Commission with respect to the amended Registration Statement as filed on February 6, 2024 (SEC Accession No. 0001137439-25-000050), and (ii) to reflect certain other changes.

Please direct questions or comments relating to this filing to me at the phone number listed above or, in my absence, to Miranda L. Sturgis, Esq. at (215) 564-8131.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.

CC:	Navid J. Tofigh
Julie Sterner Patel
Miranda L. Sturgis

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